FAIR VALUE (Tables)	12 Months Ended
Dec. 30, 2017
FAIR VALUE
Assets measured at fair value

	December 30, 2017			December 31, 2016
	Quoted	Prices with		Quoted	Prices with
	Prices in	Other		Prices in	Other
	Active	Observable		Active	Observable
	Markets	Inputs		Markets	Inputs
(in thousands)	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)	Total
Money market funds	$64	$3,071	$3,135	$64	$178	$242
Fixed income funds	1,182	6,974	8,156	1,676	2,592	4,268
Equity securities	10,710	—	10,710	5,609	—	5,609
Mutual funds:
Domestic stock funds	367	—	367	760	—	760
International stock funds	91	—	91	72	—	72
Target funds	270	—	270	235	—	235
Bond funds	209	—	209	201	—	201
Total mutual funds	937	—	937	1,268	—	1,268
Total	$12,893	$10,045	$22,938	$8,617	$2,770	$11,387
Assets at fair value	$12,893	$10,045	$22,938	$8,617	$2,770	$11,387

Available for sale investment portfolio

	December 30,2017			December 31,2016
		Unrealized			Unrealized
	Cost	Gain/(Loss)	Fair Value	Cost	Gain/(Loss)	Fair Value
Fixed Income	$8,170	$(14)	$8,156	$4,310	$(43)	$4,267
Equity	9,185	1,524	10,709	5,181	428	5,609
Mutual Funds	—	—	—	481	(9)	472
Total	$17,355	$1,510	$18,865	$9,972	$376	$10,348